Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 21. Selected Quarterly Financial Data (Unaudited)

Historically, there has been a seasonal pattern to our healthcare revenue with the revenues in the first quarter generally lower than the other quarters and revenues in the fourth quarter generally being higher than the other quarters. Accordingly, the comparison of revenue from quarter to quarter may fluctuate and is dependent on various factors, including, but not limited to, reset of member liability, timing of special projects and timing of inaccurate payments being prevented or recovered as well as the aforementioned seasonal considerations. Consequently, you should not rely on our revenue for any one quarter as an indication of our future performance.

The following table summarizes our unaudited quarterly operating results for the last two years:

	First	Second	Third	Fourth
Year Ended December 31, 2016	Quarter	Quarter	Quarter	Quarter
Revenue(1)	$142,718	$158,291	$156,241	$167,912
Operating income(1)(2)	29,238	38,938	24,155	41,622
Net income(1)(2)(3)	8,084	10,893	4,583	25,292
Total earnings per share—Basic	$0.10	$0.13	$0.05	$0.28
Total earnings per share—Diluted	$0.10	$0.13	$0.05	$0.27

	First	Second	Third	Fourth
Year Ended December 31, 2015	Quarter	Quarter	Quarter	Quarter
Revenue	$119,638	$133,306	$136,936	$151,463
Operating income	23,707	33,773	4,128	34,916
Income (loss) from continuing operations(3)(4)	3,635	7,780	(7,294)	9,183
Net income (loss)(3)(4)(5)	4,194	7,780	(7,294)	9,183
Earnings (loss) per share from continuing operations—Basic	$0.04	$0.10	$(0.09)	$0.12
Earnings (loss) per share from continuing operations—Diluted	$0.04	$0.10	$(0.09)	$0.12
Earnings per share from discontinued operations(5)	$0.01	—	—	—
Total earnings (loss) per share—Basic	$0.05	$0.10	$(0.09)	$0.12
Total earnings (loss) per share—Diluted	$0.05	$0.10	$(0.09)	$0.12
(1)	During the second quarter 2016, we generated approximately $5,000 in healthcare revenue from special projects that did not reoccur in the second half of the year.

(2)

During the second quarter 2016, stock-based compensation expense includes $2,257 related to the accelerated vesting of certain stock options as the result of our IPO. During the third quarter 2016, stock-based compensation expense includes $15,898 related to the vesting of all outstanding performance-based stock options (see Note 15).

(3)

During the second quarter 2016, we made a voluntary prepayment on our Initial Second Lien Credit Facility which resulted in a $7,068 loss on extinguishment of debt. During the third quarter 2016, as a result of refinancing our long-term debt, we recorded a loss on extinguishment of $9,349 (see Note 9).

(4)	During the second quarter 2015, as a result of repricing our Initial First Lien Credit Facilities, we recorded a loss on extinguishment of debt of $4,084 (see Note 9).

(5)	As a result of our rebranding in September 2015, as discussed in Note 1, we recorded an impairment of intangible assets of $27,826 related to our trademarks (see Note 6).

(6)

During the first quarter 2015, we received payment on a $900 note receivable related to a business that was disposed of in 2012. Since the date of sale, we had elected to fully reserve the note receivable as the collectability was determined to be uncertain. This collection of the note receivable resulted in a gain on discontinued operations, net of tax, of $559 (see Note 20).